Fair Value Disclosure Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Discount rate used to determine fair value, minimum	6.00%
Discount rate used to determine fair value, maximum	14.00%
Contractual Obligations [Member]
Beginning balance	$ 1,004
Acquisition accounting adjustments	(47)
Fair value adjustments	186
Payments	(88)
Ending balance	1,055
Contingent Consideration [Member]
Beginning balance	583
Acquisition accounting adjustments	0
Fair value adjustments	137
Payments	(133)
Ending balance	$ 587